CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cash flows provided by (used in) operating activities
Income (loss) before income taxes		$ 4,798	$ 4,339
Adjustments:
Interest expense related to financing activities		363	398
(Decrease) increase in investment contract liabilities		323	393
Changes in insurance contract liabilities and assets		3,219	2,133
Changes in reinsurance contract held assets and liabilities		25	(136)
Realized and unrealized (gains) losses and foreign currency changes on invested assets		(765)	129
Sales, maturities and repayments of invested assets		59,959	52,512
Purchases of invested assets		(71,218)	(61,251)
Income taxes received (paid)		(978)	(1,138)
Mortgage securitization		(423)	(265)
Other operating activities		7,496	5,418
Net cash provided by (used in) operating activities		2,799	2,532
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(145)	(143)
Investment in and transactions with joint ventures and associates		(44)	(17)
Dividends and other proceeds related to joint ventures and associates		55	160
Acquisitions, net of cash and cash equivalents acquired	[1]	25	0
Other investing activities		(211)	(337)
Net cash provided by (used in) investing activities		(320)	(337)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		28	23
Issuance of subordinated debt, net of issuance costs		1,991	746
Increase in (repayment of) borrowings from credit facility		(308)	(340)
Redemption of senior debentures and subordinated debt		0	(750)
Issuance of common shares on exercise of stock options		37	43
Transactions with non-controlling interests		(78)	(223)
Common shares purchased for cancellation		(1,707)	(855)
Dividends paid on common and preferred shares		(2,064)	(1,962)
Payment of lease liabilities		(180)	(175)
Interest expense paid		(355)	(389)
Net cash provided by (used in) financing activities		(2,636)	(3,882)
Changes due to fluctuations in exchange rates		(198)	471
Increase (decrease) in cash and cash equivalents		(355)	(1,216)
Net cash and cash equivalents, beginning of year		9,954	11,170
Net cash and cash equivalents, end of year		9,599	9,954
Short-term securities, end of year		5,156	3,744
Net cash, cash equivalents and short-term securities, end of year		$ 14,755	$ 13,698

[1]	Consists of total cash and cash equivalents acquired of $80, less total cash consideration paid of $55, for the year ended December 31, 2025.